Cost of Sale - Schedule of Cost of Sale (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Cost of Sale [Abstract]
Material cost	RM 8,774,878	$ 2,083,058	RM 9,968,658
Construction cost	34,874,969	8,278,924	14,022,382
Staff cost	2,409,446	571,975	2,166,300
Logistic cost	643,081	152,660	722,336
Tools & machinery	537,700	127,644	114,303
Miscellaneous	1,333,093	316,461	1,185,657
Depreciation	1,029,431	244,375	32,485
Total cost of sale	RM 49,602,598	$ 11,775,097	RM 28,212,121